Other intangible assets	12 Months Ended
Mar. 31, 2020
Intangible Assets [Abstract]
Other intangible assets
Other intangible assets

Other intangible assets include software which is written down (amortised) over the period we expect to receive a benefit from the asset.

Identifiable intangible assets are recorded at cost less accumulated amortisation and any provision for impairment. Other intangible assets are tested for impairment only if there is an indication that the carrying value of the assets may have been impaired. Impairments of assets are calculated as the difference between the carrying value of the asset and the recoverable amount, if lower. Where such an asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit to which that asset belongs is estimated. Impairments are recognised in the consolidated income statement and are disclosed separately. Any assets which suffered impairment in a previous period are reviewed for possible reversal of the impairment at each reporting date.
Internally generated intangible assets, such as software, are recognised only if: i) an asset is created that can be identified; ii) it is probable that the asset created will generate future economic benefits; and iii) the development cost of the asset can be measured reliably. Where no internally generated intangible asset can be recognised, development expenditure is recorded as an expense in the period in which it is incurred.
Other intangible assets are amortised on a straight-line basis over their estimated useful economic lives. Amortisation periods for intangible assets are:

Years
Software	1 to 10

Software £m
Cost at 1 April 2018	1,797
Exchange adjustments	70
Additions	306
Disposals	(15)
Reclassifications¹	10
Cost at 31 March 2019	2,168
Exchange adjustments	63
Additions	352
Disposals	—
Reclassifications¹	—
Cost at 31 March 2020	2,583
Accumulated amortisation at 1 April 2018	(898)
Exchange adjustments	(26)
Amortisation charge for the year	(175)
Accumulated amortisation of disposals	15
Accumulated amortisation at 31 March 2019	(1,084)
Exchange adjustments	(28)
Amortisation charge for the year	(176)
Accumulated amortisation of disposals	—
Accumulated amortisation at 31 March 2020	(1,288)
Net book value at 31 March 2020²	1,295
Net book value at 31 March 2019	1,084

1.	Reclassifications includes amounts transferred from property, plant and equipment (see note 13).

2.	Included in software is £69 million (2019: £116 million) relating to the US Enterprise Resource Planning system, which still has a remaining amortisation period of three years.